SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 3,723	$ 3,975
Acquisitions	987	262
Amortization	(260)	(143)	$ (111)
Foreign currency exchange adjustments	198	(371)
Ending balance	4,648	3,723	3,975
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	927	1,011
Acquisitions
Amortization
Foreign currency exchange adjustments	40	(84)
Ending balance	967	927	1,011
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,796	2,041
Acquisitions
Amortization	(92)	(90)
Foreign currency exchange adjustments	71	(155)
Ending balance	1,775	1,796	2,041
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,000	923
Acquisitions	987	262
Amortization	(168)	(53)
Foreign currency exchange adjustments	87	(132)
Ending balance	$ 1,906	$ 1,000	$ 923